SEGMENT INFORMATION - Goodwill based on expected future profitability (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Goodwill Based On Expected Future Profitability	R$ 8,016,383	R$ 8,061,818
Pulp
Disclosure of products and services [line items]
Goodwill Based On Expected Future Profitability	7,897,051	7,942,486
Consumer Goods
Disclosure of products and services [line items]
Goodwill Based On Expected Future Profitability	R$ 119,332	R$ 119,332